Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Equity Method Investments
Below are our most significant equity method investments.

Equity method investments at Dec. 31, 2025
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon Trust Company (“CIBC Mellon”)	50%	$678
Siguler Guff	20%	$227